SUBSEQUENT EVENTS (Details) - Subsequent event - Loan agreement - Bank of Communications	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)
SUBSEQUENT EVENTS
Principal amount	¥ 5,000,000	$ 693,000
Fixed interest rate	3.00%	3.00%